As filed with the U.S. Securities and Exchange Commission on April 7, 2021

Registration Nos. 033-57320

811-06025

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-6

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933
Post-Effective Amendment No. 35	☒
and/or
REGISTRATION STATEMENT UNDER
THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 110	☒

Metropolitan Life Separate Account UL

(Exact Name of Registrant)

Metropolitan Life Insurance Company

(Name of Depositor)

200 Park Avenue New York, NY 10166

(Address of depositor’s principal executive offices)

Depositor’s Telephone Number including Area Code (212) 578-9500

Stephen W. Gauster, Esq.

Executive Vice President and General Counsel

Metropolitan Life Insurance Company

200 Park Avenue

New York, NY 10166

(Name and address of agent for service)

Copy to:

W. Thomas Conner

Vedder Price P.C.

1401 I Street, N.W.

Suite 1100

Washington, D.C. 20005

Approximate Date of Proposed Public Offering: on April 30, 2021 or as soon thereafter as practicable

It is proposed that this filing will become effective (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b)

☒	on April 30, 2021 pursuant to paragraph (b)

☐	60 days after filing pursuant to paragraph (a)(1)

☐	on (date) pursuant to paragraph (a)(1) of Rule 485

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment

If appropriate, check the following box:

☒	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Interests in Metropolitan Life Separate Account UL, which funds certain Variable Universal Life Insurance Policies.

This Post-Effective Amendment is being filed pursuant to rule 485(b)(1)(iii) under the Securities Act of 1933, as amended, for the sole purpose of delaying the effective date of Post-Effective Amendment No. 34 (“Amendment No. 34”) to Registration Statement File No. 033-57320 filed pursuant to rule 485(a) under the Securities Act of 1933, as amended, on February 8, 2021. Parts A, B and C were filed in Amendment No. 34 and are incorporated by reference herein.

Signatures

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act and has duly caused this Registration Statement to be signed on its behalf, by the undersigned, duly authorized, in the Town of Westfield, and State of New Jersey, on the 7th day of April, 2021.

Metropolitan Life Separate Account UL

By:	Metropolitan Life Insurance Company

By:	/s/ Sabrina K. Model
Sabrina K. Model Vice President

Metropolitan Life Insurance Company

By:	/s/ Sabrina K. Model
Sabrina K. Model Vice President

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Signatures

Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed by the following persons, in the capacities indicated, on April 7, 2021

SIGNATURE	TITLE
* R. Glenn Hubbard	Chairman of the Board and Director

* Michel A. Khalaf	President and Chief Executive Officer and Director

* John Dennis McCallion	Executive Vice President and Chief Financial Officer

* Tamara Schock	Executive Vice President and Chief Accounting Officer

* Cheryl W. Grisé	Director

* Carlos M. Gutierrez	Director

* Gerald L. Hassell	Director

* David L. Herzog	Director

* Edward J. Kelly, III	Director

* William E. Kennard	Director

* Catherine R. Kinney	Director

* Diana McKenzie	Director

* Denise M. Morrison	Director

* Mark A. Weinberger	Director

By:	/s/ Robin Wagner
Robin Wagner
Attorney-in-fact

*	Executed by Robin Wagner on behalf of those indicated pursuant to powers of attorney .

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